Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule of Prepayments and Other Current Assets [Abstract]
Advances to suppliers	$ 40,689	$ 4,537		$ 1,699
Value-added tax (“VAT”) prepayment	2,276	1,954		3,246
Advance for deferred cost of Business Combination	[1]	1,325	[1],[2]		[2]
Deferred IPO costs		868
Other receivables from third parties	804	763
Prepaid expenses and other current assets	43,769	9,447		5,931
Allowance for doubtful accounts	(168)	(177)		(191)
Prepaid expenses and other current assets, net	$ 43,601	$ 9,270		$ 5,740

[1]	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination.
[2]	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination and shall become repayable upon closing of the Business Combination, or if GBRG materially breach the agreement.